Property, Plant and Equipment - Summary of Property, Plant and Equipment Recorded under Finance Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Capital Leases Balance Sheet Assets By Major Class Net Lessee Balance Sheet [Abstract]
Gross capital leases	$ 148	[1],[2]	$ 158	[1],[2]
Accumulated depreciation	(41)		(38)
Net capital leases	$ 107		$ 120

[1]	Included in Property, plant and equipment table above
[2]	Consists of industrial buildings, plant, machinery and equipment